RECLAMATION OBLIGATIONS	12 Months Ended
Dec. 31, 2023
RECLAMATION OBLIGATIONS
RECLAMATION OBLIGATIONS

13.RECLAMATION OBLIGATIONS

The reclamation obligations balance consists of:

	At December 31	At December 31
(in thousands)	2023	2022

Reclamation obligations-by item:
Elliot Lake	$19,796	$16,634
MLJV and MWJV	12,215	10,069
Wheeler River and other	2,887	2,756
	$34,898	$29,459

Reclamation obligations-by balance sheet presentation:
Current	$2,256	$2,865
Non-current	32,642	26,594
	$34,898	$29,459

The reclamation obligations continuity summary is as follows:

(in thousands)	2023	2022

Balance-January 1	$29,459	$37,532
Reclamation liability deposit from joint venture partner	99	—
Accretion (note 20)	1,681	1,444
Expenditures incurred	(3,118)	(1,348)
Liability adjustments-balance sheet (note 10)	3,548	(4,043)
Liability adjustment-income statement (note 21)	3,229	(4,126)
Balance-December 31	$34,898	$29,459

Site Restoration: Elliot Lake

The Elliot Lake uranium mine was closed in 1992 and capital works to decommission this site were completed in 1997. The remaining provision is for the estimated cost of monitoring the Tailings Management Areas at the Denison and Stanrock sites and for treatment of water discharged from these areas. The Company conducts its activities at both sites pursuant to licenses issued by the Canadian Nuclear Safety Commission (“CNSC”). The above accrual represents the Company’s best estimate of the present value of the total future reclamation cost, based on assumptions as to what levels of treatment will be required in the future, discounted at 5.45% per annum (December 31, 2022 – 5.71%). As at December 31, 2023, the undiscounted amount of estimated future reclamation costs, in current year dollars, is

$45,283,000 (December 31, 2022 - $40,166,000). The reclamation costs are expected to be incurred between 2024 and 2083. Revisions to the reclamation liability for Elliot Lake are recognized in the income statement as the site is closed and there is no asset recognized for this site.

Spending on restoration activities at the Elliot Lake site is funded by the Elliot Lake Reclamation Trust fund (see note 9).

Site Restoration: McClean Lake Joint Venture and Midwest Joint Venture

The MLJV and MWJV operations are subject to environmental regulations as set out by the Saskatchewan government and the CNSC. Cost estimates of the expected future decommissioning and reclamation activities are prepared periodically and filed with the applicable regulatory authorities for approval. The above accrual represents the Company's best estimate of the present value of future reclamation costs discounted at 5.45% per annum (December 31, 2022 – 5.71%). As at December 31, 2023, the Company’s estimate of the undiscounted amount of future reclamation costs, in current year dollars, is $24,333,000 (December 31, 2022 - $23,601,000). The majority of the reclamation costs are expected to be incurred between 2038 and 2056. Revisions to the reclamation liabilities for the MLJV and MWJV are recognized on the balance sheet as adjustments to the assets associated with the sites.

Under the Saskatchewan Mineral Industry Environmental Protection Regulations (1996), the Company is required to provide its pro-rata share of financial assurances to the province of Saskatchewan relating to future decommissioning and reclamation plans that have been filed and approved by the applicable regulatory authorities. Accordingly, as at December 31, 2023, the Company has provided irrevocable standby letters of credit from a chartered bank in favour of the Saskatchewan Ministry of Environment, totalling $22,972,000, which relate to the most recently filed reclamation plan dated November 2021.

Refer to note 15 for details regarding further amendment to the letters of credit facility that occurred in December 2023.

Site Restoration: Wheeler River and other

The Company’s exploration and evaluation activities, including those related to Wheeler River, are subject to environmental regulations as set out by the government of Saskatchewan. Cost estimates of the estimated future decommissioning and reclamation activities are recognized when the liability is incurred. The accrual represents the Company’s best estimate of the present value of the future reclamation cost contemplated in these cost estimates discounted at 5.45% per annum (December 31, 2022 - 5.71%). As at December 31, 2023, the undiscounted amount of estimated future reclamation costs, in current year dollars, is estimated at $3,260,000 (December 31, 2022 - $3,601,000). Revisions to the reclamation liabilities for exploration and evaluation activities are recognized on the balance sheet as adjustments to the net reclamation assets associated with the respective properties.

As at December 31, 2023, the Company has provided irrevocable standby letters of credit from a chartered bank in favour of the Saskatchewan Ministry of Environment, totalling $992,000, which relate to the most recently filed reclamation plan for the Phoenix FFT site, dated December 2022. In 2023, the Company received a deposit of $99,000 from its joint venture partner to cover its share of the required letters of credit.